    As Filed With the Securities and Exchange Commission on July 30, 2001

                           Registration No. 33-46279

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]

           POST-EFFECTIVE AMENDMENT NO. 13                       [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
              AMENDMENT NO. 15                               [X]

                    FLAG INVESTORS VALUE BUILDER FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                               One South Street
                              Baltimore, MD 21202
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (410) 727-1700

                              Bruce A. Rosenblum
                               One South Street
                              Baltimore, MD 21202
                    (Name and Address of Agent for Service)

                                   Copy to:
                            Richard W. Grant, Esq.
                          Morgan, Lewis & Bockius LLP
                              1701 Market Street
                            Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b)
---
___ on August 1, 2001 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on [date] pursuant to paragraph (a) of rule 485

                                                       DEUTSCHE ASSET MANAGEMENT


                                                                   Mutual Fund
                                                                      Prospectus
                                                                  August 1, 2001

                                                         Class A, B and C Shares


Flag Investors Value Builder Fund


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]


                                                   [LOGO OF DEUTSCHE BANK GROUP]
                                                           A Member of the
                                                           Deutsche Bank Group

Overview
--------------------------------------------------------------------------------
of Value Builder Fund--Class A, B and C

Goal: The Fund is designed to maximize total return through a combination of long-term growth of capital and current income.
Core Strategy: The Fund invests primarily in common stocks and corporate bonds.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in common stocks and corporate bonds. In managing the Fund, the Fund's investment advisor and sub-advisor (the `Advisors') use a `flexible value' approach to try to find common stocks that are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In selecting bonds for the Fund, the Advisors purchase securities with a range of maturities based on their assessment of the relative yields available on securities of different maturities.
--------------------------------------------------------------------------------

Value Builder Fund--Class A, B and C

Overview of Value Builder Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Value Builder Fund

Objective...................................................................   8
Strategy....................................................................   8
Principal Investments.......................................................   8
Investment Process..........................................................   8
Risks.......................................................................   8
Management of the Fund......................................................   9
Calculating the Fund's Share Price..........................................   9

Dividends and Distributions.................................................  10
Tax Considerations..........................................................  10
How to Choose the Class That is Right for You...............................  11
Buying and Selling Fund Shares..............................................  11
Sales Charges...............................................................  12
Financial Highlights........................................................  16

--------------------------------------------------------------------------------

Overview of Value Builder Fund--Class A, B and C


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 .  Stock prices could decline generally.

 .   The `flexible value' strategy employed by the Advisors may perform worse than other investment styles and the overall market.

 .  The asset allocation strategy chosen by the Advisors could perform poorly.

 . The individual stocks and bonds chosen by the Advisors could decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the issuer's securities in the Fund's portfolio to decline in value.

 . A rise in interest rates could cause the fixed income markets and individual securities in the Fund's portfolio to decline in value. The value of the bonds in the Fund's portfolio can be expected to increase during periods of falling interest rates.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking to maximize total return through a combination of long-term growth of capital and current income. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Flag Investors Value Builder Fund Class A Shares, Class B Shares and Class C Shares. Each Class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See `Sales Charges.') The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares directly from the Fund through the Deutsche Asset Management Service Center.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                Overview of Value Builder Fund--Class A, B and C

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows Class A shares' actual return for each full calendar year since the Fund began selling Class A shares. The table compares Class A, B and C shares' average annual total return with the Standard & Poor's 500 Composite Stock Index (`S&P 500 Index') and three other indices over the last calendar year, the last five calendar years (if applicable) and since each class' inception. An index is a model, not an actual portfolio. It is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.
--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

/1/ These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
/2/ On March 27, 2001, the Board of Directors approved replacing the Merrill Lynch 3-Month Treasury Bill Index with the Blended Index as one of the Fund's `sector' benchmarks. The Blended Index is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/Corporate Bond Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Blended Index is a more appropriate comparative index of the Fund than the Merrill Lynch 3-Month Treasury Bill Index because it is a custom blended index that represents the types of investments made by the Fund.
/3/ The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. Typically, the stock/bond ratio of the funds in the index ranges around 60%/40%.
/4/ The Merrill Lynch 3-Month Treasury Bill Index is a measure of short-term bond market performance.
/5/ For the period from 6/30/92 through 12/31/00.
/6/ For the period from 12/31/94 through 12/31/00.
/7/ For the period from 3/31/98 through 12/31/00.

Year by Year Returns
Class A Shares
(each full calendar year since inception)
                                    [GRAPH]

                               1993      11.76%
                               1994      -0.37%
                               1995      32.74%
                               1996      24.64%
                               1997      22.67%
                               1998      18.53%
                               1999      13.81%
                               2000      -0.49%

The bar chart does not reflect sales charges. If it did, returns would be less than those shown. For the period December 31, 2001 through June 30, 2001, the year-to-date return for Class A shares was 8.39%. For the period shown in the bar chart, the highest return in any calendar quarter was 17.91% (fourth quarter 1998) and its lowest quarter was -9.66% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.


 Performance for Periods Ended December 31, 2000

                                                  Average Annual Total Returns

                                 5
                     1 Year  Years
                                                               Since Inception

  Class A
   shares/1/        (5.96)% 14.17%  14.11% (6/15/92)
  S&P 500 Index     (9.10)% 18.33%  17.21%/5/
  Blended Index/2/  (0.98)% 13.78%  13.24%/5/
  Lipper Balanced
   Fund
   Index/3/           2.39% 11.80%  11.69%/5/
  Merrill Lynch 3-
   Month
   Treasury Bill
   Index/4/           6.18%  5.38%   4.95%/5/
 --------------------------------------------------------------
  Class B
   shares/1/        (6.19)% 14.38%  17.23% (1/3/95)
  S&P 500 Index     (9.10)% 18.33%  21.34%/6/
  Blended Index/2/  (0.98)% 13.78%  16.27%/6/
  Lipper Balanced
   Fund Index/3/      2.39% 11.80%  13.88%/6/
  Merrill Lynch 3-
   Month Treasury
   Bill Index/4/      6.18%  5.38%   5.49%/6/
 --------------------------------------------------------------
  Class C
   shares/1/        (2.20)%    N/A   6.18% (4/8/98)
  S&P 500 Index     (9.10)%    N/A   8.18%/7/
  Blended Index/2/  (0.98)%    N/A   7.86%/7/
  Lipper Balanced
   Fund Index/3/      2.39%    N/A   6.53%/7/
  Merrill Lynch 3-
   Month Treasury
   Bill Index/4/      6.18%    N/A   5.43%/7/
 --------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of Value Builder Fund--Class A, B and C

ANNUAL FUND OPERATING EXPENSES

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Class A, B and C shares.
--------------------------------------------------------------------------------
/1/ Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within two years. (See `Sales Charges-- Redemption Price.')
/2/ Contingent deferred sales charges for Class B shares decline over time and reach zero after six years. After seven years, Class B shares automatically convert to Class A shares. (See `Sales Charges--Automatic Conversion of Class B Shares' and `How to Choose the Class That is Right for You.')
/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year after purchase. (See `Sales Charges--Redemption Price.')


 Shareholder Fees
 (fees paid directly from your investment)

                    Class A     Class B     Class C
                     Shares      Shares      Shares
                    Initial    Deferred    Deferred
                      Sales       Sales       Sales
                     Charge      Charge      Charge

  Maximum Sales
   Charge (Load)
   Imposed on
   Purchases (as a
   percentage of
   offering price)    5.50%/1/     None        None
 -----------------------------------------------------
  Maximum Deferred
   Sales Charge
   (Load) (as a
   percentage of
   original
   purchase price
   or redemption
   proceeds,
   whichever is
   lower)             1.00%/1/    5.00%/2/    1.00%/3/
 -----------------------------------------------------


 Annual Fees and Expenses
 (expenses paid from Fund assets)

                         Percentage of Average
                              Daily Net Assets
                       Class A Class B Class C

  Management Fees        0.74%   0.74%   0.74%
 ---------------------------------------------
  Distribution and/or
   Service (12b-1)
   Fees                  0.25%   0.75%   0.75%
 ---------------------------------------------
  Other Expenses
   (including a 0.25%
   shareholder
   servicing fee for
   Class B and Class
   C shares)             0.12%   0.37%   0.37%
 ---------------------------------------------
  Total Annual Fund
   Operating Expenses    1.11%   1.86%   1.86%
 ---------------------------------------------

--------------------------------------------------------------------------------

                                Overview of Value Builder Fund--Class A, B and C


Expense Example. The example to the right illustrates the expenses incurred on a $10,000 investment in Class A, B and C shares of the Fund. Each example assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.

Federal regulations require that the table reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charges at all. (See `Sales Charges') Long-term shareholders of the Fund may pay more than the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. because they pay the combination of the initial sales charge and the recurring 12b-1 fees.

Expense Example


 You would pay the following
 expenses if you redeemed your
 shares at the end of each period:

                  1 Year 3 Years 5 Years 10 Years

  Class A shares    $657    $883  $1,128   $1,827
 ------------------------------------------------
  Class B shares    $689    $885  $1,206   $1,892
 ------------------------------------------------
  Class C shares    $289    $585  $1,006   $2,180
 ------------------------------------------------


 You would pay the following
 expenses if you did not redeem your
 shares:

                  1 Year 3 Years 5 Years 10 Years

  Class A shares    $657    $883  $1,128   $1,827
 ------------------------------------------------
  Class B shares    $189    $585  $1,006   $1,892
 ------------------------------------------------
  Class C shares    $189    $585  $1,006   $2,180
 ------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Value Builder Fund--Class A, B and C

OBJECTIVE

The Fund seeks to maximize total return through a combination of long-term growth of capital and current income. The Advisors are responsible for managing the Fund's investments (see the section entitled `Management of the Fund').

STRATEGY

The Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks and corporate bonds. In selecting investments for the Fund, the Advisors determine the relative percentages of assets to be invested in common stocks and bonds based on their judgment as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal and monetary policy.

PRINCIPAL INVESTMENTS

Under normal market conditions, between 40% and 75% of the Fund's assets will be invested in common stocks and at least 25% of the Fund's assets will be invested in bonds.

INVESTMENT PROCESS

The Advisors follow an investment philosophy referred to as `flexible value'. They try to find common stocks that are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In evaluating a stock's potential, they also consider other factors such as earnings growth, industry position, and the strength of management. The Advisors' strategy gives them the flexibility to purchase traditional value stocks as well as the stocks of high growth rate companies. While the Fund does not limit its investments to issuers in a particular capitalization range, the Advisors currently focus on securities of larger companies. They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.

In managing the Fund's bond portfolio, the Advisors invest primarily in corporate bonds. The Advisors select bonds with a range of maturities based on their assessment of the relative yields available on securities of different maturities. The Advisors currently anticipate that the average maturity of the bonds in the Fund's portfolio will be between two and ten years. In general, the corporate bonds held by the Fund will be investment grade bonds. However, the Fund also invests, to a limited extent, in non-investment grade bonds.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest up to 100% of the Fund's assets in high quality, short-term money market instruments and in notes or bonds issued by the US Treasury Department or by other agencies of the US Government, if the situation warrants. To the extent the Advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of maximizing total return. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with investing in general, and investing in common stocks and bonds in particular. Although the Advisors attempt to asses the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Style Risk. As with any investment strategy, the `flexible value' strategy used in managing the Fund's equity portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the Advisors overestimate the value or return potential of one or more common stocks, the Fund may underperform the general equity market.

Asset Allocation Risk. Whether or not the Fund benefits from the allocation of assets between common stocks and bonds will depend on the Advisors' success in assessing economic trends and their impact on financial assets.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.
--------------------------------------------------------------------------------

                         A Detailed Look at Value Builder Fund--Class A, B and C


Credit Risk. Credit risk is the risk that an issuer or counterparty declines in creditworthiness or defaults, which would cause the value of the issuer's security held by the Fund to decline in value. This risk also includes the risk that the issuer of a bond may be unable to make principal and interest payments when due which could also cause the value of the issuer's securities held by the Fund to decline in value.

Interest Rate Risk. Interest rate risk is the risk that securities held by the Fund will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates decline).

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for the Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor and Sub-Advisor. Investment Company Capital Corp. (`ICCC' or the `Advisor') is the Fund's investment advisor and Alex. Brown Investment Management (`ABIM' or the `Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. As of June 30, 2001, funds managed by ICCC totaled approximately $12 billion in net assets. ABIM is a registered investment advisor with approximately $10 billion under management as of June 30, 2001. ABIM is a limited partnership owned by J. Dorsey Brown and Buppert, Behrens & Owen, Inc., a company organized by three employees of ABIM.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to 0.74% of the Fund's average daily net assets. ICCC compensates ABIM out of its advisory fee.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's and ABIM's address is One South Street, Baltimore, Maryland 21202.

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund.

Hobart C. Buppert II, Vice President of Alex. Brown Investment Management and Manager of the Fund.

 . Managed the Fund since inception (prior to July 31, 1997, he shared that responsibility).

 .  Joined ABIM as a Vice President in 1980.

 .  28 years of investment industry experience.

 . Prior experience as portfolio manager at T. Rowe Price Associates and as portfolio manager and research analyst at Equitable Trust Company.

 .  BA and MBA from Loyola College.

 .  Member of the Baltimore Security Analysts Society and the Financial Analysts
   Federation.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the `net asset value' or `NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Class A, B and C

York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves-- and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income, its policy is to distribute to shareholders substantially all of that income quarterly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any

--------------------------------------------------------------------------------
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence
Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.

dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have elected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


  Transaction           Tax Status

  Income dividends      Ordinary income
 ----------------------------------------
  Short-term capital    Ordinary income
  gains distributions*
 ----------------------------------------
  Long-term capital     Long-term capital
  gains distributions*  gains
 ----------------------------------------

 * Whether a capital gains distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale (including a redemption or exchange) of Fund shares is generally a taxable transaction for you:


  Transaction          Tax Status

  Your sale of shares  Generally, long-term
  owned more than one  capital gains or
  year                 losses
 -------------------------------------------
  Your sale of shares  Generally, short-term
  owned for one year   capital gains or
  or less              losses subject to
                       special rules
 -------------------------------------------

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the
--------------------------------------------------------------------------------

                         A Detailed Look at Value Builder Fund--Class A, B and C

certifications required by the IRS, or if the IRS instructs the Fund to do so.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors, including the amount of money you intend to invest and the length of time you intend to hold your shares.

If you choose Class A shares, you will pay a sales charge when you buy your shares, but the rate of the charge declines as the amount of your investment increases. You will pay lower expenses than Class B or C shares while you hold the shares. For investments of $1 million or more in Class A shares, you pay no sales charge when you buy your shares, but will pay a deferred sales charge if you redeem your shares within two years of purchase.

If you choose Class B shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A shares. You will pay a deferred sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares. At the end of seven years, your shares convert to Class A shares, thus eliminating the higher expenses from that point on.

If you choose Class C shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C shares are the same as those on Class B shares, and there is no conversion to Class A shares at the end of seven years. Therefore, the higher expenses continue for as long as you own your shares.

Your service agent is paid a fee when you buy shares. In addition, your service agent is paid an annual fee as long as you hold your shares. For Class A and B shares, this fee begins when you purchase your shares. For Class C shares, this fee begins one year after you purchase your shares. In addition to these payments, the Fund's advisor or administrator may provide significant compensation to service agents for distribution, administrative and promotional services. Your service agent may receive different levels of compensation depending upon which class of shares you buy.

Distribution and Shareholder Servicing Plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your service agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the Fund may pay shareholder servicing fees on Class B and C shares. Class A shares pay a distribution fee equal to 0.25% annually of average daily net assets. Class B and C shares pay a distribution fee equal to 0.75% annually of average daily net assets and a shareholder servicing fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of the Fund's net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy any class of the Fund's shares through your service agent. Contact your service agent for details on how to enter and pay for your order. You may also buy shares by contacting the Deutsche Asset Management Service Center directly. Contact the Service Center at 1-800-730-1313 for details.

Minimum Account Investments

Initial investment in Class A, B or C shares                            $2,000
 Subsequent investments                                                 $  100
 IRA account, initial investment (there is no minimum for subsequent
  investments)                                                          $1,000
 Initial investment for shareholders of other Deutsche Asset Management
  funds' Class A, B and C shares                                        $  500
 Automatic Investment Plan, initial investment                          $  250
 Weekly, semi-monthly or monthly plan subsequent investments            $  100
 Quarterly plan subsequent investments                                  $  250
 Semi-annual or annual plan subsequent investments                      $  500
 Minimum investment for qualified retirement plans (such as 401(k),
  pension or profit sharing plans)                                      $    0
Minimum account balance:
 Non-retirement account                                                 $  500
 IRA account                                                            $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment Plan. You may elect to make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Service Center, it will be invested at that day's offering
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Class A, B and C

price in the class of shares selected. Either you or the Fund may discontinue your participation upon 30 days' notice. You may discontinue your plan, change the plan's dollar amount, frequency or investment date by contacting the Service Center. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the application or contact your service agent or the Service Center.

To Redeem Shares

You may redeem any class of the Fund's shares through your service agent. Contact your service agent for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Service Center by mail or by telephone. Refer to the section entitled `Telephone Transactions' for more information on this method of redemption.

Your service agent or the Service Center may require the following documents before redeeming your shares:

 . A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

 . A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. You can obtain one from most banks or service agents.

 . Any stock certificates representing the shares you are redeeming. The certificates must be properly endorsed or accompanied by a duly executed stock power.

 . Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Other Redemption Information

Systematic Withdrawal Plan. If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, quarterly, semi-annually or annually under the Fund's Systematic Withdrawal Plan. The minimum withdrawal amount is $100. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions, except as noted under `Waiver of Sales Charge.' Contact your service agent or the Service Center for more information on this plan.

Telephone Transactions. You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center. You may contact the Service Center during its regular hours, which are normally 8:30 am to 7:00 pm (Eastern time), every business day.

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that the Service Center reasonably believes to be genuine. Your telephone transaction request will be recorded.

If you hold shares in certificate form you may not exchange or redeem them by telephone.

SALES CHARGES

Purchase Price

The price you pay to buy shares will be the Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. You do not pay a sales charge when you reinvest dividends or distributions paid by the Fund.

Shares are subject to sales charges according to the following schedule:


                        Class A Sales
                     Charge as a % of
                                  Net Class B Class C
  Amount of         Offering   Amount   Sales   Sales
  Purchase             Price Invested  Charge  Charge

  Less than
   $50,000             5.50%    5.82%    None    None
 ----------------------------------------------------
  $50,000--$99,999     4.50%    4.71%    None    None
 ----------------------------------------------------
  $100,000--
   $249,999            3.50%    3.63%    None    None
 ----------------------------------------------------
  $250,000--
   $499,999            2.50%    2.56%    None    None
 ----------------------------------------------------
  $500,000--
   $999,999            2.00%    2.04%    None    None
 ----------------------------------------------------
  $1,000,000 and
   over                 None     None    None    None
 ----------------------------------------------------

Although you do not pay an initial sales charge when you invest $1 million or more in Class A shares or when you buy any
--------------------------------------------------------------------------------

                         A Detailed Look at Value Builder Fund--Class A, B and C

amount of Class B or C shares, you may pay a sales charge when you redeem your shares. Refer to the section entitled `Redemption Price' for details. Your service agent may be paid a commission at the time of your purchase.

The sales charge you pay on your current purchase of Class A shares may be reduced under the circumstances listed below.

Right of Accumulation. If you are purchasing additional Class A shares of the Fund or Class A shares of any other Deutsche Asset Management fund or if you already have investments in Class A shares, you may combine the value of your purchases with the value of your existing Class A share investments to determine whether you qualify for reduced sales charges. (For this purpose your existing Class A investments will be valued at the higher of cost or current value.) You may also combine your Class A purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

Letter of Intent. If you anticipate making additional purchases of Class A shares of the Fund or any other Deutsche Asset Management fund over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to specify the total value of your anticipated purchases on the application and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to the combined value of all anticipated purchases. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

Purchases at Net Asset Value. You may buy Class A shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Class A shares made within the last 90 days. Special tax rules may apply if you elect reinstatement. Consult your tax advisor for more information.

2) If you are exchanging an investment in Class A shares of certain Deutsche Asset Management funds for an investment in this Fund (see `Purchases by Exchange' for a description of the conditions).

3) If you are a current or retired Director or Trustee of this or any affiliated fund or a director, an employee, or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Fund's advisors, a broker-dealer authorized to sell shares of the Fund, or an investment advisor or sub-advisor to any fund in the Deutsche Asset Management family of funds.

4)  If you are buying shares in any of the following types of accounts:

 (i)  A qualified retirement plan;

 (ii)  A Deutsche Asset Management fund payroll savings program;

 (iii) A fiduciary or advisory account with a bank, bank trust department, registered investment advisor, financial planner, or securities dealer purchasing shares on your behalf. To qualify for this provision, you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your service agent if you buy shares in this manner.

Purchases by Exchange

You may exchange Class A, B or C shares of certain Deutsche Asset Management funds for an equal dollar amount of Class A, B or C shares, respectively, without payment of the sales charges described above or any other charge, up to four times per calendar year. You may enter both your redemption and purchase orders on the same business day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice. Your purchase order might not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders. (See the section entitled `Important Information about Buying and Selling Shares.')

You may request an exchange through your service agent. Contact your service agent for details on how to enter your order. Before exchanging shares, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with the Fund that is in your name, you may also request an exchange directly through the Service Center.

Please note the following:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

 . Any deferred sales charge will continue to be measured from the time of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Class A, B and C

 lower deferred sales charge, your sales charge will not be reduced.

 . If your shares are in a taxable account, you may have to pay taxes on the exchange.

 . Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.

Redemption Price

The amount of any applicable deferred sales charge will be deducted from your redemption price according to the following schedule:


                  Sales Charge as a Percentage of the
                    Dollar Amount Subject to Charge
                (as a % of the Lesser of Cost or Value)
  Years
  Since
  Purchase    Class A Shares  Class B Shares Class C Shares

  First                1.00%*          5.00%          1.00%
 ----------------------------------------------------------
  Second               1.00%*          4.00%           None
 ----------------------------------------------------------
  Third                 None           3.00%           None
 ----------------------------------------------------------
  Fourth                None           3.00%           None
 ----------------------------------------------------------
  Fifth                 None           2.00%           None
 ----------------------------------------------------------
  Sixth                 None           1.00%           None
 ----------------------------------------------------------
  Thereafter            None            None           None
 ----------------------------------------------------------

 * You will pay a deferred sales charge when you redeem Class A shares only if your shares were purchased at net asset value (ie, without any sales charge) because they were part of an investment of $1 million or more.

Determination of Deferred Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

 . No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

 . If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

 . If you acquired your shares through an exchange of shares of another Deutsche
  Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to May 7, 2001, you will pay the sales charge in effect at the time of your original purchase.

 . The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.

 Therefore, you do not pay a sales charge on amounts representing appreciation.

Waiver of Sales Charge. You may redeem shares without paying a deferred sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Deutsche Asset Management fund of the same class.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

 (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

 (ii) Either you or your representative notifies your service agent or the Service Center that these circumstances exist.

Automatic Conversion of Class B Shares. Your Class B shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A shares seven years after your purchase. Shares purchased by exchanging Class B shares from another Deutsche Asset Management fund will convert on the date that the shares originally acquired would convert to Class A shares. If you purchased your shares prior to January 18, 2000, your Class B shares will be converted to Class A shares six years after your purchase. This automatic conversion will be made on the basis of the relative net asset values of the classes and, under current US tax laws, will not be a taxable event to you.

Important Information about Buying and Selling Shares

 . You may buy and sell shares of the Fund through authorized service agents.
  The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

 . The Fund accepts payment for shares only in US dollars by check, by bank or
  Federal Funds wire transfer, or by
--------------------------------------------------------------------------------

                         A Detailed Look at Value Builder Fund--Class A, B and C

 electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

 . The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

 . Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

 . Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

 . The Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

 . The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares `in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

 . The Fund issues share certificates only for Class A shares and only upon request.

 . You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. The Service Center will not accept purchase and sale orders on New York Stock Exchange holidays. The Service Center will close at the same time as the New York Stock Exchange on days when the New York Stock Exchange closes early. If you are unable to reach the Service Center by telephone, you should make your request by mail.

 . The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

 . Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

 . Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Class A, B and C

The tables below provide a picture of the Fund's financial performance for the past five fiscal years for Class A and Class B shares and since the commencement of operations for Class C shares. The information selected reflects results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights
 Class A Shares
 (for a share outstanding throughout each period)

                                      For the Years Ended March 31,
                                  2001      2000      1999      1998      1997

  Per share operating
   performance:
  Net asset value, beginning
   of year                      $23.27    $24.15    $22.09    $17.14    $14.68
 ------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income           0.49      0.49      0.56      0.47      0.39
 ------------------------------------------------------------------------------
  Net realized and
   unrealized gain/(loss) on
   investments                    0.50     (0.20)     2.40      5.21      2.49
 ------------------------------------------------------------------------------
  Total from investment
   operations                     0.99      0.29      2.96      5.68      2.88
 ------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income and
   short-term capital gains      (0.73)    (0.73)    (0.57)    (0.47)    (0.36)
 ------------------------------------------------------------------------------
  Net realized long-term
   capital gains                 (1.75)    (0.44)    (0.33)    (0.26)    (0.06)
 ------------------------------------------------------------------------------
  Total distributions            (2.48)    (1.17)    (0.90)    (0.73)    (0.42)
 ------------------------------------------------------------------------------
  Net asset value, end of
   year                         $21.78    $23.27    $24.15    $22.09    $17.14
 ------------------------------------------------------------------------------
  Total investment return/1/      4.36%     1.11%    13.91%    33.82%    19.90%
 ------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of year
   (000s omitted)             $550,288  $622,580  $649,664  $491,575  $278,130
 ------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income           2.13%     2.06%     2.64%     2.49%     2.51%
 ------------------------------------------------------------------------------
  Expenses                        1.11%     1.09%     1.12%     1.14%     1.27%
 ------------------------------------------------------------------------------
  Portfolio turnover rate            8%       26%       10%        7%       13%
 ------------------------------------------------------------------------------

 /1/ Total return excludes the effect of sales charge.
--------------------------------------------------------------------------------

                         A Detailed Look at Value Builder Fund--Class A, B and C


 Financial Highlights
 Class B Shares
 (for a share outstanding throughout each period)

                                        For the Years Ended March 31,
                                    2001      2000      1999     1998     1997

  Per share operating
   performance:
  Net asset value, beginning
   of year                        $23.22    $24.11    $22.08   $17.16   $14.71
 ------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income             0.31      0.31      0.41     0.34     0.26
 ------------------------------------------------------------------------------
  Net realized and unrealized
   gain/(loss) on investments       0.50     (0.20)     2.38     5.20     2.51
 ------------------------------------------------------------------------------
  Total from investment
   operations                       0.81      0.11      2.79     5.54     2.77
 ------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income and
   short-term capital gains        (0.57)    (0.56)    (0.43)   (0.36)   (0.26)
 ------------------------------------------------------------------------------
  Net realized long-term
   capital gains                   (1.75)    (0.44)    (0.33)   (0.26)   (0.06)
 ------------------------------------------------------------------------------
  Total distributions              (2.32)    (1.00)    (0.76)   (0.62)   (0.32)
 ------------------------------------------------------------------------------
  Net asset value, end of year    $21.71    $23.22    $24.11   $22.08   $17.16
 ------------------------------------------------------------------------------
  Total investment return/1/        3.54%     0.36%    13.10%   32.84%   19.00%
 ------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of year
   (000s omitted)               $109,888  $121,117  $110,680  $64,498  $17,311
 ------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income             1.38%     1.30%     1.90%    1.75%    1.84%
 ------------------------------------------------------------------------------
  Expenses                          1.86%     1.84%     1.87%    1.89%    2.02%
 ------------------------------------------------------------------------------
  Portfolio turnover rate              8%       26%       10%       7%      13%
 ------------------------------------------------------------------------------

 /1/ Total return excludes the effect of sales charge.
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Class A, B and C


 Financial Highlights
 Class C Shares
 (for a share outstanding throughout each period)

                                                            For the Period
                                          For the Years   April 8, 1998/1/
                                        Ended March 31,            through
                                           2001     2000    March 31, 1999

  Per share operating performance:
  Net asset value, beginning of period   $23.22   $24.12            $22.31
 -----------------------------------------------------------------------------
  Income from investment operations
  Net investment income                    0.32     0.31              0.39
 -----------------------------------------------------------------------------
  Net realized and unrealized
   gain/(loss) on investments              0.51    (0.21)             2.10
 -----------------------------------------------------------------------------
  Total from investment operations         0.83     0.10              2.49
 -----------------------------------------------------------------------------
  Distributions to shareholders
  Net investment income and short-term
   capital gains                          (0.57)   (0.56)            (0.35)
 -----------------------------------------------------------------------------
  Net realized long-term capital gains    (1.75)   (0.44)            (0.33)
 -----------------------------------------------------------------------------
  Total distributions                     (2.32)   (1.00)            (0.68)
 -----------------------------------------------------------------------------
  Net asset value, end of period         $21.73   $23.22            $24.12
 -----------------------------------------------------------------------------
  Total investment return/2/               3.63%    0.31%            11.50%
 -----------------------------------------------------------------------------
  Supplemental data and ratios:
  Net assets, end of period (000s
   omitted)                             $32,461  $33,989           $17,450
 -----------------------------------------------------------------------------
  Ratios to average net assets:
  Net investment income                    1.38%    1.34%             2.05%/3/
 -----------------------------------------------------------------------------
  Expenses                                 1.86%    1.85%             1.91%/3/
 -----------------------------------------------------------------------------
  Portfolio turnover rate                     8%      26%               10%
 -----------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Total return excludes the effect of sales charge.
 /3/ Annualized.
--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                   Deutsche Asset Management Service Center
                   PO Box 219210
                   Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Flag Investors Value Builder Fund, Inc.

Class A Shares                                                CUSIP #338.32R.105
Class B Shares                                                       338.32R.303
Class C Shares                                                       338.32R.501
                                                                   BDVBPRO
                                                                   (08/01)

Distributed by:
ICC Distributors, Inc.                                             811-6600
Two Portland Square
Portland, ME 04101

                                                       DEUTSCHE ASSET MANAGEMENT


                                                                   Mutual Fund
                                                                     Prospectus
                                                                  August 1, 2001


                                                             Institutional Class



Flag Investors Value Builder Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]



                                                   [LOGO OF DEUTSCHE BANK GROUP]
                                                             A Member of the
                                                             Deutsche Bank Group

Overview
--------------------------------------------------------------------------------
of Value Builder Fund--Institutional Class

Goal: The Fund is designed to maximize total return through a combination of long-term growth of capital and current income.
Core Strategy: The Fund invests primarily in common stocks and corporate bonds.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in common stocks and corporate bonds. In managing the Fund, the Fund's investment advisor and sub-advisor (the 'Advisors') use a 'flexible value' approach to try to find common stocks that are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In selecting bonds for the Fund, the Advisors purchase securities with a range of maturities based on their assessment of the relative yields available on securities of different maturities.
--------------------------------------------------------------------------------

Value Builder Fund--Institutional Class

Overview of Value Builder Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Fees and Expenses of the Fund...............................................   6

A Detailed Look at Value Builder Fund

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Risks.......................................................................   7
Management of the Fund......................................................   8
Calculating the Fund's Share Price..........................................   8
Dividends and Distributions.................................................   9
Tax Considerations..........................................................   9
Buying and Selling Institutional Class Shares...............................   9

Financial Highlights........................................................  14

--------------------------------------------------------------------------------

Overview of Value Builder Fund--Institutional Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stock prices could decline generally.

 . The 'flexible value' strategy employed by the Advisors may perform worse than other investment styles and the overall market.

 . The asset allocation strategy chosen by the Advisors could perform poorly.

 . The individual stocks and bonds chosen by the Advisors could decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the issuer's securities in the Fund's portfolio to decline in value.

 . A rise in interest rates could cause the fixed income markets and individual securities in the Fund's portfolio to decline in value. The value of the bonds in the Fund's portfolio can be expected to increase during periods of falling interest rates.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking to maximize total return through a combination of long-term growth of capital and current income. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Flag Investors Value Builder Fund Institutional Class. The Institutional Class may be purchased only by eligible institutions, by certain qualified retirement plans or by investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the Deutsche Asset Management family of funds on behalf of their clients.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                             Overview of Value Builder Fund--Institutional Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Institutional Class' actual return for each full calendar year since the Fund began selling the Institutional Class. The table compares the Institutional Class' average annual total return with the Standard & Poor's 500 Composite Stock Index ('S&P 500 Index') and three other indices over the last calendar year, the last five calendar years and since inception. An index is a model, not an actual portfolio. It is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.
--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

/1/ These figures assume the reinvestment of dividends and capital gain distributions.
/2/ On March 27, 2001, the Board of Directors approved replacing the Merrill Lynch 3-Month Treasury Bill Index with the Blended Index as one of the Fund's 'sector' benchmarks. The Blended Index is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/Corporate Bond Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Blended Index is a more appropriate comparative index of the Fund than the Merrill Lynch 3-Month Treasury Bill Index because it is a custom blended index that represents the types of investments made by the Fund.
/3/ The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. Typically, the stock/bond ratio of the funds in the index ranges around 60%/40%.
/4/ The Merrill Lynch 3-Month Treasury Bill Index is a measure of short-term bond market performance.
/5/ For the period from 10/31/95 through 12/31/00.

Year-by-Year Returns
(each full calendar year since inception)

                                    [GRAPH]

                              1996          24.99%
                              1997          22.95%
                              1998          18.84%
                              1999          14.08%
                              2000          -0.23%

For the period December 31, 2000 through June 30, 2001, the year-to-date return for the Institutional Class was 8.51%. During the period shown in the bar chart, the highest return in any calendar quarter was 18.00% (fourth quarter 1998) and the lowest quarterly return was -9.59% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.


 Performance for Periods Ended December 31, 2000

                      Average Annual Total Returns
                                    Since Inception
                    1 Year  5 Years  (Nov. 2, 1995)

  Institutional
   Class/1/         (0.23%)  15.76%          15.99%
 -----------------------------------------------------
  S&P 500 Index     (9.10%)  18.33%          19.11%/5/
 -----------------------------------------------------
  Blended Index/2/  (0.98%)  13.78%          14.37%/5/
 -----------------------------------------------------
  Lipper Balanced
   Fund Index/3/     2.39%   11.80%          12.40%/5/
 -----------------------------------------------------
  Merrill Lynch 3-
   Month Treasury
   Bill Index/4/     6.18%    5.38%           5.40%/5/
 -----------------------------------------------------

--------------------------------------------------------------------------------

Overview of Value Builder Fund--Institutional Class


FEES AND EXPENSES OF THE FUND
(expenses paid from Institutional Class assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold the Institutional Class.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Institutional Class of the Fund. Each example assumes that the Institutional Class earned an annual return of 5% over the periods shown, the Institutional Class' operating expenses remained the same, you sold your shares at the end of the period and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.

 Annual Fees and Expenses

                           Percentage of Average
                                Daily Net Assets

  Management Fees                          0.74%
 -----------------------------------------------
  Distribution and/or
   Service (12b-1) Fees                     None
 -----------------------------------------------
  Other Expenses                           0.12%
 -----------------------------------------------
  Total Annual Fund
   Operating Expenses                      0.86%
 -----------------------------------------------


 Expense Example

      1 Year               3 Years                           5 Years
              10 Years

         $88                  $274                              $477
                $1,061

--------------------------------------------------------------------------------
------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Value Builder Fund--Institutional Class

OBJECTIVE

The Fund seeks to maximize total return through a combination of long-term growth of capital and current income. The Advisors are responsible for managing the Fund's investments (see the section entitled 'Management of the Fund').

STRATEGY

The Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks and corporate bonds. In selecting investments for the Fund, the Advisors determine the relative percentages of assets to be invested in common stocks and bonds based on their judgment as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal and monetary policy.

PRINCIPAL INVESTMENTS

Under normal market conditions, between 40% and 75% of the Fund's assets will be invested in common stocks and at least 25% of the Fund's assets will be invested in bonds.

INVESTMENT PROCESS

The Advisors follow an investment philosophy referred to as 'flexible value'. They try to find common stocks that are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In evaluating a stock's potential, they also consider other factors such as earnings growth, industry position, and the strength of management. The Advisors' strategy gives them the flexibility to purchase traditional value stocks as well as the stocks of high growth rate companies. While the Fund does not limit its investment to issuers in a particular capitalization range, the Advisors currently focus on securities of larger companies. They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.

In managing the Fund's bond portfolio, the Advisors invest primarily in corporate bonds. The Advisors select bonds with a range of maturities based on their assessment of the relative yields available on securities of different maturities. The Advisors currently anticipate that the average maturity of the bonds in the Fund's portfolio will be between two and ten years. In general, the corporate bonds held by the Fund will be investment grade bonds. However, the Fund also invests, to a limited extent, in non-investment grade bonds.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest up to 100% of the Fund's assets in high quality, short-term money market instruments and in notes or bonds issued by the US Treasury Department or by other agencies of the US Government, if the situation warrants. To the extent the Advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of maximizing total return. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with investing in general, and investing in common stocks and bonds in particular. Although the Advisors attempt to assess the likelihood that these risks may occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Style Risk. As with any investment strategy, the 'flexible value' strategy used in managing the Fund's equity portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the Advisors overestimate the value or return potential of one or more common stocks, the Fund may underperform the general equity market.

Asset Allocation Risk. Whether or not the Fund benefits from the allocation of assets between common stocks and bonds will depend on the Advisors' success in assessing economic trends and their impact on financial assets.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.

--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Institutional Class

Credit Risk. Credit risk is the risk that an issuer or counterparty declines in creditworthiness or defaults, which would cause the value of the issuer's security held by the Fund to decline in value. This risk also includes the risk that the issuer of a bond may be unable to make principal and interest payments when due which could also cause the value of the issuer's securities held by the Fund to decline in value.

Interest Rate Risk. Interest rate risk is the risk that securities held by the Fund will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates decline).

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for the Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor and Sub-Advisor. Investment Company Capital Corp. ('ICCC' or the 'Advisor') is the Fund's investment advisor and Alex. Brown Investment Management ('ABIM' or the 'Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. As of June 30, 2001, funds managed by ICCC totaled approximately $12 billion in net assets. ABIM is a registered investment advisor with approximately $10 billion under management as of June 30, 2001. ABIM is a limited partnership owned by J. Dorsey Brown and Buppert, Behrens & Owen, Inc., a company organized by three employees of ABIM.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended March 31, 2001, ICCC received from the Fund a fee equal to 0.74% of the Fund's average daily net assets. ICCC compensates ABIM out of its advisory fee.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's and ABIM's address is One South Street, Baltimore, Maryland 21202.

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund.

Hobart C. Buppert II, Vice President of Alex. Brown Investment Management and Manager of the Fund.

 . Managed the Fund since inception (prior to July 31, 1997, he shared that responsibility).

 .  Joined ABIM as a Vice President in 1980.

 .  28 years of investment industry experience.

 . Prior experience as portfolio manager at T. Rowe Price Associates and as portfolio manager and research analyst at Equitable Trust Company.

 .  BA and MBA from Loyola College.

 .  Member of the Baltimore Security Analysts Society and the Financial Analysts
   Federation.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the
--------------------------------------------------------------------------------
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence
Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.
--------------------------------------------------------------------------------

                      A Detailed Look at Value Builder Fund--Institutional Class

Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves-- and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income, its policy is to distribute to shareholders substantially all of that income quarterly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have elected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:

  Transaction         Tax Status

  Income dividends    Ordinary income
 --------------------------------------------
  Short-term capital
  gains
  distributions*      Ordinary income
 --------------------------------------------
  Long-term capital
  gains
  distributions*      Long-term capital gains
 --------------------------------------------

 * Whether a capital gains distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale (including a redemption or exchange) of Fund shares is generally a taxable transaction for you:

  Transaction         Tax Status

  Your sale of
  shares owned        Generally, long-term
  more than one year  capital gains or losses
 ---------------------------------------------
  Your sale of
  shares owned        Generally, short-term
  for one year or     capital gains or losses
  less                subject to special rules
 ---------------------------------------------

BUYING AND SELLING INSTITUTIONAL CLASS SHARES

Eligibility Requirements

You may buy Institutional Class shares if you are any of the following:

 . An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 . An employee benefit plan with assets of at least $50 million.
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Institutional Class


 . A registered investment advisor or financial planner purchasing shares on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

Investment Minimums

Your initial investment must be at least $250,000. There are no investment minimums for subsequent investments.

The minimum initial investment is waived for:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the
   Deutsche Asset Management family of funds purchasing shares for the accounts of their investment advisory clients.

 .  Employee benefit plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below $50,000, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' written notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

You may buy Institutional Class shares through any financial institution that is authorized to act as a service agent. You may also buy Institutional Class shares by sending your check (along with a completed application) directly to the Deutsche Asset Management Service Center.

How to Buy and Sell Shares through Your Service Agent

Buying. You may buy Institutional Class shares through your service agent. Contact them for details on how to enter and pay for your order. The Fund's investment advisor may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

Selling. You may redeem Institutional Class shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid. You will be paid for redeemed shares by wire transfer of funds to your securities dealer, service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three business days.

How to Buy and Sell Shares through the Deutsche Asset Management Service Center

BY MAIL

Buying. Send your check in US dollars, payable to 'Flag Investors Value Builder Fund, Inc.--Institutional Class--Fund number 442 to the Service Center. The addresses are shown below under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that the Service Center cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds,' include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling. Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000 or if it will be sent to an address other than the one on record. You must leave at least $50,000 worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management mutual fund, you must submit a written authorization to sell shares in a retirement account.

BY WIRE

Buying. You may only buy shares by wire if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day.
--------------------------------------------------------------------------------

                      A Detailed Look at Value Builder Fund--Institutional Class


Bank Name:   Bankers Trust
Routing No:  021001033
Attn:        Deutsche Asset Management/
             Mutual Funds
DDA No:      00-226-296
FBO:         (Account name)
             (Account number)
Credit:      Flag Investors Value
             Builder Fund, Inc.--
             Institutional Class--442

Wire transfers normally take two or more hours to complete and the sending bank may charge a fee. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the Fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Refer to your account statement for the account name and number.

Selling. You may sell shares by wire only if your account is authorized to do so. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. For your protection, you may not change the destination bank account over the phone. The Service Center must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.

Telephone Transactions

If your shares are in an account with the Deutsche Asset Management Service Center, you may redeem them by check in any amount up to $100,000, or by wire in any amount, or exchange them for Institutional Class shares of another Deutsche Asset Management fund by calling the Service Center on any business day between the hours of 8:30 am and 7:00 pm (Eastern time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center.

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures may include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

How to Contact the Deutsche Asset Management Service Center

By Phone:           1-800-730-1313
By Mail:            Deutsche Asset Management
                    Service Center
                    PO Box 219210
                    Kansas City, MO 64121-9210
By Overnight Mail:  Deutsche Asset Management
                    Service Center
                    210 West 10th Street, 8th
                    floor
                    Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 7:00 pm, (Eastern time) each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

How to Open Your Fund Account with the Deutsche Asset Management Service Center

By Mail:  Complete and sign an account
          application. You may obtain an
          application by calling the Service
          Center. Mail the completed
          application along with a check
          payable to Flag Investors Value
          Builder Fund, Inc.--Institutional
          Class--Fund number 442 to the
          Service Center. The addresses are
          shown under 'How to Contact the
          Deutsche Asset Management Service
          Center.'
By Wire:  Call the Service Center to set up
          a wire account.

Please note that your account cannot become activated until the Service Center receives a completed application.

Exchange Privilege

You can exchange all or part of your Institutional Class shares for Institutional Class shares of another Deutsche Asset Management mutual fund up to four times per calendar year. The Fund may modify or terminate this exchange privilege upon 60 days' notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully.
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Institutional Class

You may request a prospectus through your service agent or through the Service Center. Contact them for details on how to enter your order. If your shares are in an account with the Deutsche Asset Management Service Center, you may also request an exchange directly through the Service Center by mail or by telephone. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone for amounts up to $100,000, if your account has the exchange by phone feature, or by letter.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

 . Your exchange must meet the minimum investment amount for the class of shares being purchased.

Important Information about Buying and Selling Institutional Class Shares

 .  You may buy and sell shares of the Fund through authorized service agents.
   The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

 . The Fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

 . The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days from the date of purchase while the Fund waits for your check to clear.

 . Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days after the Service Center receives your order in proper form.

 . Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

 . The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind', which means that the Fund may give you portfolio securities equal to the value of your investment rather than cash.

 .  The Fund does not issue share certificates.

 . You may have difficulty contacting the Service Center by telephone during times of extreme economic or market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

 . The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

 . Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

 .  The Fund will not accept purchase and sale orders on any day the New York
   Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.
--------------------------------------------------------------------------------

                      A Detailed Look at Value Builder Fund--Institutional Class


 . If you use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

 .  Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its current holdings and its investing strategies.
--------------------------------------------------------------------------------

A Detailed Look at Value Builder Fund--Institutional Class


The table below provides a picture of the Institutional Class' financial performance for the past five fiscal years. The information selected reflects results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights
 (for a share outstanding throughout each period)

                                       For the Years Ended March 31,
                                   2001      2000      1999      1998     1997
  Per share operating
   performance:
  Net asset value, beginning
   of year                       $23.45    $24.36    $22.26    $17.27   $14.77
 ------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income            0.54      0.55      0.63      0.51     0.41
 ------------------------------------------------------------------------------
  Net realized and unrealized
   gain/(loss) on investments      0.52     (0.21)     2.41      5.25     2.53
 ------------------------------------------------------------------------------
  Total from investment
   operations                      1.06      0.34      3.04      5.76     2.94
 ------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income and
   short-term capital gains       (0.78)    (0.81)    (0.61)    (0.51)   (0.38)
 ------------------------------------------------------------------------------
  Net realized long-term
   capital gains                  (1.75)    (0.44)    (0.33)    (0.26)   (0.06)
 ------------------------------------------------------------------------------
  Total distributions             (2.53)    (1.25)    (0.94)    (0.77)   (0.44)
 ------------------------------------------------------------------------------
  Net asset value, end of
   year                          $21.98    $23.45    $24.36    $22.26   $17.27
 ------------------------------------------------------------------------------
  Total investment return          4.60%     1.36%    14.20%    34.08%   20.24%
 ------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of year
   (000s omitted)              $176,833  $160,991  $144,995  $103,817  $34,771
 ------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income            2.38%     2.32%     2.88%     2.75%    2.83%
 ------------------------------------------------------------------------------
  Expenses                         0.86%     0.84%     0.87%     0.89%    1.02%
 ------------------------------------------------------------------------------
  Portfolio turnover rate             8%       26%       10%        7%      13%
 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                   Deutsche Asset Management Service Center
                   PO Box 219210
                   Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 202-942-8090.

Flag Investors Value Builder Fund, Inc.--Institutional Class    CUSIP #33832R402
                                                                VBIPRO
                                                                (08/01)

Distributed by:
ICC Distributors, Inc.                                          811-6600
Two Portland Square
Portland, ME 04101

                      STATEMENT OF ADDITIONAL INFORMATION





                    FLAG INVESTORS VALUE BUILDER FUND, INC.

                                One South Street
                            Baltimore, Maryland 21202





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ
  IN CONJUNCTION WITH A PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS FOR THE
      FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED
       ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A
 COPY OF EACH PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE
  FROM YOUR SECURITIES DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING OR
                               CALLING THE FUND,


                 ONE SOUTH STREET, BALTIMORE, MARYLAND 21202,
                               (800) 730-1313.







           Statement of Additional Information Dated August 1, 2001,
                         Relating to the Prospectuses
                           Dated August 1, 2001 for:



         Flag Investors Class A Shares, Flag Investors Class B Shares, Flag Investors C Shares and Flag Investors Institutional Class

GENERAL INFORMATION AND
HISTORY.........................................................................
 .....     2
INVESTMENT OBJECTIVE, POLICIES AND RISK
CONSIDERATIONS.......................................................     4
   Covered Call
Options.........................................................................
 .............     5
   Convertible
Securities......................................................................
 ..............     6
   Non-Investment Grade
Securities......................................................................
 .....     6
   Other
Investments.....................................................................
 ....................     8
   Repurchase
Agreements......................................................................
 ...............     8
   Foreign Investment Risk
Considerations..................................................................
 ..     8
   Illiquid
Securities......................................................................
 .................     9
   Initial Public
Offerings.......................................................................
 ...........     9
   Investment
Restrictions....................................................................
 ...............     9
VALUATION OF SHARES, SUBSCRIPTIONS AND
REDEMPTIONS...........................................................    11
   Valuation of
Shares..........................................................................
 .............    11

Subscriptions...................................................................
 ..........................    11

Redemptions.....................................................................
 ..........................    12
FEDERAL TAX TREATMENT OF DIVIDENDS AND
DISTRIBUTIONS.........................................................    12
   Qualification as a Regulated Investment
Company...........................................................    12
   Fund
Distributions...................................................................
 .....................    13
   Sale or Exchange of Fund
Shares..........................................................................
 .    14
   Federal Excise Tax; Miscellaneous
Considerations..........................................................    15
   State and Local Tax
Considerations..................................................................
 ......    15
MANAGEMENT OF THE
FUND............................................................................
 ...........    16
   Directors and
Officers........................................................................
 ............    16
   Code of
Ethics..........................................................................
 ..................    22
INVESTMENT ADVISORY AND OTHER
SERVICES.......................................................................
  22
DISTRIBUTION OF FUND
SHARES..........................................................................
 ........    24
BROKERAGE.......................................................................
 .............................    28
CAPITAL
STOCK...........................................................................
 .....................    29
SEMI-ANNUAL REPORTS AND ANNUAL
REPORTS.......................................................................
 30
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING
SERVICES............................................................    30
INDEPENDENT
ACCOUNTANTS.....................................................................
 .................    31
LEGAL
MATTERS.........................................................................
 .......................    31
PERFORMANCE
INFORMATION.....................................................................
 .................    32
CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES..........................................................    33
FINANCIAL
STATEMENTS......................................................................
 ...................    34
APPENDIX
A...............................................................................
 ....................    34



GENERAL INFORMATION AND HISTORY


     Flag Investors Value Builder Fund, Inc. (the `Fund') is an open-end diversified management investment company. The Fund currently offers four classes of shares: Flag

Investors Value Builder Fund Class A Shares (the `Class A Shares'), Flag Investors Value Builder Fund Class B Shares (the `Class B Shares'); Flag Investors Value Builder Fund Class C Shares (the `Class C Shares'); and Flag Investors Value Builder Fund Institutional Class (formerly, Flag Investors Value Builder Institutional Shares) (the `Institutional Class') (collectively, the `Shares'). As used herein, the `Fund' refers to Flag Investors Value Builder Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. On May 7, 2001, Deutsche Asset Management changed the name of its `Flag Investors' family of mutual funds to `Deutsche Asset Management.' This change does not affect the name, management, or operations of the Fund, but results in modifications to the presentation of the Fund's prospectuses, periodic reports and other publications on behalf of the Fund.



     Important information concerning the Fund is included in the Fund's Prospectuses which may be obtained without charge from the Fund's distributor (the `Distributor') or from Participating Dealers that offer Shares to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement for the Fund and its Shares filed with the Securities and Exchange Commission (the `SEC'). Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



     The Fund was incorporated under the laws of the State of Maryland on March 5, 1992. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the `1940 Act') and its Shares under the Securities Act of 1933, as amended (the `1933 Act'), and began operations on June 15, 1992. The Fund began offering the Class B Shares on January 3, 1995, the Institutional Class on November 2, 1995, and the Class C Shares on April 8, 1998.



     Under a license agreement dated June 15, 1992 between the Fund and Alex. Brown & Sons Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.) (`DB Alex. Brown'), Alex. Brown & Sons Incorporated licenses to the Fund the `Flag Investors' name and logo but retains the rights to the name and logo, including the right to permit other investment companies to use them.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

     The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through a policy of diversified investments in equity and debt securities. Under normal market conditions, between 40% and 75% of the Fund's total assets will be invested in equity securities and at least 25% of the Fund's total assets will be invested in fixed-income securities, all as more fully described below. There can be no assurance that the Fund's investment objective will be achieved.


     At least 25% of the Fund's total assets will be invested in fixed-income securities, defined for this purpose to include non-convertible corporate debt securities, non-convertible preferred stock and government obligations. The average maturity of these investments will vary from time to time depending on the assessment of the Fund's investment advisor (the `Advisor') and the sub-advisor (the `Sub-Advisor') (the `Advisors') as to the relative yields available on securities of different maturities. It is currently anticipated that the average maturity of the fixed-income securities in the Fund's portfolio will be between two and ten years under normal market conditions. In general, non-convertible corporate debt obligations held in the Fund's portfolio will be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group (`S&P') or Baa or higher by Moody's Investors Service, Inc. (`Moody's') or, if unrated by S&P or Moody's, determined to be of comparable quality by the Advisors under criteria approved by the Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's assets may be invested in lower quality non-convertible corporate debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's). Securities that were investment grade at the time of purchase, but are subsequently downgraded to BB, Ba or lower will be included in the 10% category. In the event that any security owned by the Fund is downgraded, the Advisors will review the situation and take appropriate action, but will not be required to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in below investment grade debt securities. (See `Investments in Non-Investment Grade Securities' below.)


     In addition to its investments in corporate and government fixed-income obligations the Fund may invest up to 10% of its total assets in non-convertible corporate debt obligations that are rated below investment grade by S&P or Moody's or are unrated by S&P or Moody's but of similar quality. A description of the rating categories of S&P and Moody's is set forth in the Appendix to this Statement of Additional Information.

     The Fund may also invest up to 5% of its net assets in covered call options as described below, and an additional 10% of its total assets in the aggregate in equity and debt securities issued by foreign governments or corporations and not traded in the United States.

     Additional information about certain of the Fund's investment policies and practices are described below.

Covered Call Options

     As a means of protecting the Fund's assets against market declines, the Fund may write covered call option contracts on certain securities which it owns or has the immediate right to acquire, provided that the aggregate value of such options does not exceed 5% of the value of the Fund's net assets as of the time such options are written. If, however, the securities on which the calls have been written appreciate, more than 5% of the Fund's assets may be subject to the call. The Fund may also purchase call options for the purpose of terminating its outstanding call option obligations.


     When the Fund writes a call option, it gives the purchaser of the option the right, but not the obligation, to buy the securities at the price specified in the option (the `Exercise Price') at any time prior to the expiration of the option. In call options written by the Fund, the Exercise Price, plus the option premium paid by the purchaser, will almost always be greater than the market price of the underlying security at the time a call option is written. If any option is exercised, the Fund will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. By writing a covered option, the Fund may forego, in exchange for the net premium, the opportunity to profit from an increase in value of the underlying security above the Exercise Price. Thus, options may be written when the Advisors believe the security should be held for the long-term but expect no appreciation or only moderate appreciation within the option period. The Fund also may write covered options on securities that have a current value above the original purchase price but which, if then sold, would not normally qualify for long-term capital gains treatment. Such activities will normally take place during periods when market volatility is expected to be high.



     Only call options which are traded on a national securities exchange will be written. Currently, call options may be traded on the Chicago Board Options Exchange and the American, Pacific, Philadelphia and New York Stock Exchanges. Call options are issued by The Options Clearing Corporation (`OCC'), which also serves as the clearing house for transactions with respect to options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.


     Call options may be purchased by the Fund, but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same Exercise Price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the Fund of such a transaction may be greater than the net premium received by the Fund upon writing the original option, the Directors believe that it is appropriate for the Fund to have the ability to make closing purchase transactions in order to prevent its portfolio securities from being purchased pursuant to the exercise of a call. The Advisors may also permit the call option to be exercised. A profit or loss from a closing purchase transaction or exercise of a call option will be realized depending on whether the amount paid to purchase a call to close a position, or the price at which the option is exercised, is less or more than the amount received from writing the call. In the event that the Advisors are incorrect in their forecasts regarding market values, interest rates and other applicable factors, the Fund would be in a worse position than if the call option had not been written.

     Positions in options on stocks may be closed before expiration only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although the Fund will write options only when the Advisors believe a liquid secondary market will exist on an exchange for options of the same series, there can be no assurance that a liquid secondary market will exist for any particular stock option. Possible reasons for the absence of a liquid secondary market include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or OCC to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or to impose restrictions on types of orders. Although OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded) that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.


     Certain provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, will restrict the use of covered call options. (See `Federal Tax Treatment of Dividends and Distributions' below.)


Convertible Securities


     The Fund may invest in convertible securities. In general, the market value of a convertible security is at least the higher of its `investment value' (i.e., its value as a fixed-income security) or its `conversion value' (i.e., the value of the underlying shares of common stock if the security is converted). A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying common stock increases, whereas it tends to decrease as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


Non-Investment Grade Securities


The Fund may purchase non-convertible corporate bonds that carry ratings lower than those assigned to investment grade bonds by S&P or Moody's, or that are unrated by S&P or Moody's if such bonds, in the Advisors' judgment, meet the quality criteria established by the Board of

Directors. These bonds generally are known as `junk bonds.' These securities may trade at substantial discounts from their face values. Accordingly, if the Fund is successful in meeting its objective, investors may receive a total return consisting not only of income dividends but, to a lesser extent, capital gains. Appendix A to this Statement of Additional Information sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal. These ratings range in descending order of quality from AAA to D, in the case of S&P, and from Aaa to C, in the case of Moody's. Generally, securities that are rated lower than BBB by S&P or Baa by Moody's are described as below investment grade. Securities rated lower than investment grade may be of a predominately speculative character and their future cannot be considered well-assured. The issuer's ability to make timely payments of principal and interest may be subject to material contingencies. Securities in the lowest rating categories may be unable to make timely interest or principal payments and may be in default and in arrears in interest and principal payments.


     Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, these ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Advisors do not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities, but supplement such ratings with independent and ongoing review of credit quality. In addition, the total return the Fund may earn from investments in high-yield securities will be significantly affected not only by credit quality but by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisors of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high-yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

     Investing in higher yield, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high-yield bonds will fluctuate over time, reflecting not only changing interest rates but also the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In adverse economic conditions, the liquidity of the secondary market for junk bonds may be significantly reduced. In addition, adverse economic developments could disrupt the high-yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically. Even under normal conditions, the market for lower rated bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high-yield market and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for lower rated bonds may become more volatile and there may be significant disparities in the prices quoted for high-yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Fund to value its portfolio securities accurately because there might be less reliable, objective data available. Finally, prices for high-yield bonds may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation may significantly depress the prices of outstanding high-yield bonds.

Other Investments

     For temporary, defensive purposes the Fund may invest up to 100% of its assets in high quality short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

Repurchase Agreements

     The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors. A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the U.S. Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

Foreign Investment Risk Considerations

     From time to time, the Advisors may invest the Fund's assets in American Depositary Receipts and other securities, which are traded in the United States and represent interests in foreign issuers. The Advisors may also invest up to 10% of the Fund's assets in securities of foreign companies, and in debt and equity securities issued by foreign corporate and government issuers and which are not traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk. Foreign investments involve substantial and different risks which should be carefully considered by any potential investor. Such investments are usually not denominated in dollars so changes in the value of the dollar relative to other currencies will affect the value of foreign investments. In general, less information is publicly available about foreign companies than is available about companies in the United States. Most foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. In most foreign markets volume and liquidity are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers, and companies than in the United States. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Portfolio securities held by the Fund which are listed on foreign exchanges may be traded on days that the Fund does not value its securities, such as Saturdays and the customary United States business holidays on which the New York Stock Exchange is closed. As a result, the net asset value of Shares may be significantly affected on days when shareholders do not have access to the Fund.


     Although the Fund intends to invest in securities of companies and governments of developed, stable nations, there is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Fund in some foreign countries. The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Fund's shareholders.

Illiquid Securities


     The Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, provided that no more than 5% of its total assets may be invested in restricted securities. Not included within this limitation are securities that are not registered under the 1933 Act, but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act, if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Advisors, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



Initial Public Offerings (IPOs)



     The Fund may invest in IPOs but historically has not done so to a significant degree. IPOs may be very volatile, rising and falling rapidly based on, among other reasons, investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified effect on Fund performance depending on market conditions.


Investment Restrictions

     The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectuses, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. Accordingly, the Fund will not:

1. Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry);


2. Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);


3. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);

4. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing provided that while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities;

5.       Invest in real estate or mortgages on real estate;

6. Purchase or sell commodities or commodities contracts, including financial futures contracts;

7. Act as an underwriter of securities within the meaning of the U.S. federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

8.       Issue senior securities;

9. Make loans, except that the Fund may purchase or hold debt instruments and enter into repurchase agreements in accordance with its investment objectives and policies;

10.      Effect short sales of securities;

11. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

12. Purchase participations or other direct interests in oil, gas or other mineral leases or exploration or development programs; or

13. Invest more then 10% of the value of its net assets in illiquid securities (as defined under federal or state securities laws), including repurchase agreements with remaining maturities in excess of seven days, provided, however, that the Fund shall not invest more than 5% of its total assets in securities that the Fund is restricted from selling to the public without registration under the Securities Act of 1933 as amended (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 as amended, that have been determined to be liquid by the Fund's Board of Directors based upon the trading markets for such securities).


         The following investment restriction may be changed by a vote of the majority of the Board of Directors.


         The Fund will not invest in shares of any other investment company registered under the 1940 Act, except as permitted by federal law.


         The percentage limitations contained in these restrictions apply at the time of purchase of securities.


VALUATION OF SHARES, SUBSCRIPTIONS AND REDEMPTIONS


Valuation of Shares


         The net asset value per Share is determined daily as of the close of the New York Stock Exchange, each day on which the New York Stock Exchange is open for business (a `Business Day'). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These `late day' agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other shareholders.


Subscriptions



         Under normal circumstances, the Fund will sell Shares by check or wire transfer of funds, as described in the Prospectuses. Shareholders may opt to subscribe to the Fund in whole or in part by a contribution of readily available marketable securities to the Fund's portfolio that meet the Fund's objective, as determined by the Advisors. Contact the Deutsche Asset Management Service Center at 1-800-730-1313 for further information.

Redemptions


         The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.


         Under normal circumstances, the Fund will redeem Shares in cash. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder may realize a taxable capital gain or loss as a result of such redemption and will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under 'Valuation of Shares' and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.



FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS



         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult with their tax advisor regarding the federal, state and local tax consequences of investing in Fund Shares.



         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the `Code') and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Qualification as a Regulated Investment Company


         The Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company (`RIC') under Subchapter M of the Code. Accordingly, the Fund generally must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year,
(i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.



         In addition to the requirements described previously, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net capital gains that it distributes to shareholders.



         Although the Fund intends to distribute substantially all of its net investment income and may distribute its net capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.


         If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, such distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Fund Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.


         The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (`net capital gains'). If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund Shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.



         If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.



         In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation (including certain holding period limitations). All dividends (including the deducted portion) must be included in a corporation's adjusted current earnings when calculating alternative minimum taxable income.


         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

         Investors should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxed on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

         The Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.


         The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains or losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.


Sale or Exchange of Fund Shares


         The sale or exchange of a Share is generally a taxable event for the shareholder. Generally, if you hold your Shares as a capital asset, gain or loss on the sale or exchange of a

Share will be capital gain or loss that will be long-term if you held the Share for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.



         In certain cases, the Fund will be required to withhold and remit to the United States Treasury distributions payable equal to the current backup withholding tax rate to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.


Federal Excise Tax; Miscellaneous Considerations


         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most, its net capital gains and pay tax thereon. However, the Fund can make no assurances that its distributions will be sufficient to eliminate all taxes.


         Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

State and Local Tax Considerations

         Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

         Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Government National Mortgage Association or Fannie

Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

MANAGEMENT OF THE FUND

Directors and Officers


         The Fund's Board of Directors manages the Fund's overall business and affairs. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Advisors, Distributor, custodian and transfer agent.


         The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*TRUMAN T. SEMANS, Chairman and Director (10/27/26)


         Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, Maryland 21202. Vice Chairman, Brown Investment Advisory & Trust Company (investment advisor); Director and Chairman Virginia Hot Springs Inc. (property management); and Director, Agronex (biotechnology). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.); Director, Investment Company Capital Corp. (registered investment advisor) and Director, ISI Family of Funds (registered investment companies).


RICHARD R. BURT, Director (2/3/47)


         IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004. Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. [Formerly, Partner, McKinsey & Company (consulting), 1991-1994; U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, 1985-1991.]



*RICHARD T. HALE, Director and President (7/17/45)



         Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) and Deutsche Asset Management Americas; Director and President, Investment Company Capital Corp. (registered investment advisor); Director and/or President,

         Deutsche Asset Management Mutual Funds (registered investment companies); Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).


JOSEPH R. HARDIMAN, Director (5/27/37)


         8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, Wit Soundview Group (registered broker-dealer), Corvis Corporation (optical networks), Brown Investment Advisory & Trust Company (registered investment advisor), The Nevis Fund (registered investment company) and ISI Family of Funds (registered investment companies). Formerly, Director, Circon Corp. (medical instruments), November 1998-January 1999; President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.), 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Inc.), 1976-1985; Director, Flag Investors Emerging Growth Fund, Inc. (now Emerging Growth Fund, Inc.) and Flag Investors Short-Intermediate Income Fund, Inc. (now Short-Intermediate Income Fund, Inc.) (registered investment companies), resigned 2000.


LOUIS E. LEVY, Director (11/16/32)


         26 Farmstead Road, Short Hills, New Jersey 07078. Director, Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Director, Kimberly-Clark Corporation (personal consumer products), retired 2000 and Partner, KPMG Peat Marwick, retired
         1990.


EUGENE J. MCDONALD, Director (7/14/32)


         Duke University, Investment Counsel, 2200 West Main Street, Suite 240, Durham, North Carolina, 27705. Executive Vice President, Investment Counsel, Duke University; Director, Victory Funds (registered investment companies); Lead Director, National Commerce Bank Corporation (NCBC) (banking); and Chairman, Winston Hedged Equity Group. Formerly, Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking); Director, AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies); President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care).


REBECCA W. RIMEL, Director (4/10/51)

         The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017. President and Chief Executive Officer, The Pew

         Charitable Trusts (charitable foundation); Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies).


CARL W. VOGT, Esq., Director (4/20/36)



         Fulbright & Jaworski LLP, 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski LLP (law); Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); Interim President of Williams College and President, Flag Investors Family of Funds (now part of the Deutsche Asset Management family of funds) (registered investment companies).


ROBERT H. WADSWORTH, Director (1/29/40)


         4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018. President, Investment Company Administration LLC; President and Trustee, Trust for Investment Managers (registered investment company); President and Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund Inc. and The Central European Equity Fund, Inc.; and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies).






CHARLES A. RIZZO, Treasurer (8/5/57)



         Director, Deutsche Asset Management; Certified Public Accountant and Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), 1998-1999 and Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1993-1998.


AMY M. OLMERT, Secretary (5/14/63)


         Director, Deutsche Asset Management; Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), 1997-1999 and Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1992-1997.

DANIEL O. HIRSCH, Assistant Secretary (3/27/54)


         Director, Deutsche Asset Management; Formerly Principal, BT Alex. Brown Incorporated, (now Deutsche Banc Alex. Brown Inc.), 1998-1999 and Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.


---------------

* Messrs. Semans and Hale are directors who are `interested persons,' as defined in the 1940 Act.



         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by Investment Company Capital Corporation (`ICCC') or its affiliates. These funds are part of the Deutsche Asset Management Fund Complex (the `Fund Complex'), which includes all the funds that formerly were a part of the Flag Investors Funds Complex, as well as other funds. Mr. Semans serves as Chairman of six funds and as a Director of 18 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds, and President and Director or Trustee of each of the funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Levy, McDonald, Wadsworth and Vogt serve as Directors of 24 funds in the Fund Complex. Mr. Hardiman serves as Director of 22 funds in the Fund Complex. Mr. Rizzo serves as Treasurer of all the funds in the Fund Complex. Ms. Olmert serves as Secretary and Mr. Hirsch serves as Assistant Secretary of 24 funds in the Fund
Complex.



         Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, Deutsche Banc Alex. Brown Inc. or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.



         Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of Deutsche Asset Management or the Advisors may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an `interested person' of the Fund (as defined in the 1940 Act) (an `Independent Director') receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended March 31, 2001, Independent Directors' fees (including fees paid to the Fund's former President) attributable to the assets of the Fund totaled $24,246.



         The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 2001.

COMPENSATION TABLE
------------------

Name of Person, Position                        Aggregate Compensation
                                                From the Fund and Fund
Pension or
                                                Complex Payable to
Retirement          Total Compensation From the Fund
                                                Directors for the Fiscal
Benefits Accrued    and Fund Complex Payable to
                                                Year Ended March 31, 2001    as
Part of Fund     Directors for the Fiscal Year

Expenses            Ended March 31, 2001

Truman T. Semans, Chairman and Director/1/      $0                           $0
                $0

Richard T. Hale, Director and President/1,5/    $0                           $0
                $0

Richard R. Burt, Director                       $3,083/2/
$0/3/               $44,250 for service on 9 Boards

Joseph R. Hardiman, Director                    $3,101/2/
$0/3/               $44,250 for service on 7 Boards

Louis E. Levy, Director                         $3,780/2/
$0/3/               $54,250 for service on 9 Boards

Eugene J. McDonald, Director                    $3,780/2/
$0/3/               $54,250 for service on 9 Boards

Rebecca W. Rimel, Director                      $3,083/2/
$0/3/               $44,250 for service on 9 Boards

Carl W. Vogt, President/4/                      $3,116/2/
$0/3/               $44,250 for service on 9 Boards

Robert H. Wadsworth, Director                   $3,083/2/
$0/3/               $44,250 for service on 9 Boards
---------------------------------



/1/  A Director who is an `interested person' as defined in the 1940 Act.
/2/ Of amounts payable to Ms. Rimel and Messrs. Burt, Hardiman, Levy, McDonald, Vogt, and Wadsworth, $3,083, $3,083, $874, $1,890, $3,780, $3,116 and
     $3,083, respectively, was deferred pursuant to a deferred compensation plan.
/3/ Certain funds in the Fund Complex have adopted a retirement plan for eligible Directors, as described below. The actuarially computed pension expense for the year ended March 31, 2001 was approximately $10,780.
/4/ Retired as Fund President, effective December 19, 2000. Currently, Director of the Fund.
/5/  Effective December 19, 2000, Mr. Hale also serves as President of the
     Fund.

         Certain funds in the Fund Complex have adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's Administrator or its respective affiliates (the `Retirement Plan'). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plan is unfunded and unvested. The Fund currently has two participants in the Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each of the 24 funds based upon the relative net assets of such fund. As of December 31, 2000, Messrs. McDonald and Levy have qualified for, but have not received, benefits.



         Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2000 are as follows: for Ms. Rimel, 5 years; for Mr. Levy, 6 years; for Mr. McDonald, 8 years; for Mr. Vogt, 5 years; for Mr. Hardiman, 2 years and for Mr. Burt and Mr. Wadsworth, 1 year.


       Estimated Annual Benefits Payable By Fund Complex Upon Retirement



Years of Service       Chairmen of Audit and Executive        Other Participants
                       Committees

6 years                $ 4,900                                $ 3,900
7 years                $ 9,800                                $ 7,800
8 years                $14,700                                $11,700
9 years                $19,600                                $15,600
10 years or more       $24,500                                $19,500






         On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Retirement Plan, voted to amend the Plan, effective January 1, 2001, as part of an overall review of the compensation paid to Directors. The amendments provide that no further benefits would accrue to any current or future directors and include a one-time payment of benefits accrued under the Retirement Plan to Directors, as calculated based on the following actuarial assumptions: (1) retirement benefits at later of age 65 or 10 years of service based on a 10% per year service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 1, 2001. At each Director's election, this one-time payment could be transferred into the Directors' Deferred Compensation Plan, described below.

         Any Director of the Fund who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Hardiman, Levy, McDonald, Vogt, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Plan. Currently, the deferring Directors may select from among the funds in the Deutsche Asset Management Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.


Code of Ethics


         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons, as this term is defined in the Code of Ethics, to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's preclearance requirements, subject to certain exceptions. In addition, the Fund's Code provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code also prohibits short term trading profits and personal investment in initial public offerings. The Fund's Code requires prior approval with respect to purchases of securities in private placements.


         The Fund's advisor, Investment Company Capital Corp. and sub-advisor, Alex. Brown Investment Management have also adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes permit access persons to invest in securities that may be purchased or held by the Fund for their own personal accounts, but require compliance with the Codes' preclearance requirements subject to certain exceptions. In addition, these Codes also provide for trading `blackout periods' that prohibit trading by access persons within periods of trading by the Fund in the same security. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.


         These codes of ethics are on public file with, and are available from, the SEC.


         The Fund's principal underwriter, ICC Distributors, Inc., is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.


INVESTMENT ADVISORY AND OTHER SERVICES


         ICCC, the investment advisor, is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. Deutsche Asset Management Americas is an operating unit of Deutsche Bank consisting of ICCC and other asset management affiliates of Deutsche Bank. ABIM is a limited partnership owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc., a company organized by three employees of ABIM. ICCC also serves as investment advisor and ABIM serves as sub-advisor to other funds in the Deutsche Asset Management family of funds.

         Under the Investment Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. ICCC has delegated this responsibility to ABIM, provided that ICCC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICCC or ABIM will at all times be subject to policies and control of the Fund's Board of Directors. ICCC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICCC without reimbursement by the Fund for any costs. Neither ICCC nor ABIM shall be liable to the Fund or its shareholders for any act or omission by ICCC or ABIM or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and ABIM to the Fund are not exclusive and ICCC and ABIM are free to render similar services to others.


         As compensation for its services, the Fund pays ICCC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly, at the following annual rates; 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million, and 0.70% of the amount in excess of $200 million. As compensation for its services, ABIM is entitled to receive a fee from ICCC, payable from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and payable monthly, at the annual rate of 0.65% of the first $50 million, 0.50% of assets in excess of $50 million but not exceeding $200 million, and 0.40% of the amount in excess of $200 million. Prior to September 1, 2000, ABIM was entitled to receive a fee from ICCC, payable from its advisory fee based on the Fund's average daily net assets. This fee was calculated daily and payable monthly, at the annual rate of 0.75% of the first $50 million, 0.60% of the next $150 million, and 0.50% of the amount in excess of $200 million.



         Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under `Capital Stock'). The Fund or ICCC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.


         Advisory fees paid by the Fund to ICCC and sub-advisory fees paid by ICCC to ABIM for the last three fiscal years were as follows:



                              Year Ended March 31,
Fees Paid to          2001                    2000                   1999
ICCC                  $6,622,582              $7,107,396             $5,619,259
ABIM                  $4,247,428              $5,116,599             $4,056,393

         ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICCC serves as the Fund's custodian. (See `Custodian, Transfer Agent and Accounting Services.')

DISTRIBUTION OF FUND SHARES


         ICC Distributors, Inc. (`ICC Distributors' or the `Distributor') serves as the exclusive distributor of each class of the Fund's Shares pursuant to a Distribution Agreement (the `Distribution Agreement').


         The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectuses; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization;
(iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.




         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under `Capital Stock') or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval.


         ICC Distributors and certain broker-dealers (`Participating Dealers') have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Any Sub-Distribution Agreement may be terminated in the same manner as the Distribution Agreement.

         In addition, with respect to the Class A, Class B and Class C Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions to act as shareholder servicing agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as a distributor or Shareholder Servicing Agent or in other capacities of investment companies. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Advisor, the Distributor or their respective affiliates will provide compensation out of its own resources for ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectuses and this Statement of Additional Information in conjunction with any such institution's fee schedule.



         As compensation for providing distribution services as described above, the Fund will pay ICC Distributors, an annual fee, paid monthly equal to 0.25% of the average daily net assets of the Class A Shares, 0.75% of the average daily net assets of the Class B Shares and 0.75% of the average daily net assets of the Class C Shares. With respect to the Class A Shares, ICC Distributors expects to allocate up to all of its fee to Participating Dealers and Shareholder Servicing Agents. With respect to the Class B Shares and the Class C Shares, ICC Distributors expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers. In addition, with respect to the Class B and Class C Shares, the Fund will pay ICC Distributors a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the respective class. (See the Prospectuses.) ICC Distributors expects to allocate most of its shareholder servicing fee to Participating Dealers and Shareholder Servicing Agents. ICC Distributors does not receive compensation for distributing the Institutional Class.


         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received fees in the following amounts:

                           Fiscal Year Ended March 31,

                         Fee                                  2001
 2000                1999
                         ---                                  ----
 ----                ----
Class A 12b-1 Fee                                      $ 1,453,183         $
1,666,691         $ 1,418,645
Class B 12b-1 and Shareholder Servicing                $ 1,126,024         $
1,239,069         $   825,328
Class C 12b-1 and Shareholder Servicing                $   326,414         $
293,148         $    77,265


         Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted a Plan of Distribution for each class of Shares (except the Institutional Class) (the `Plans'). Under each Plan, the Fund pays a fee to ICC Distributors for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ICC Distributors is authorized to make payments out of its fee to Participating Dealers and Shareholder Servicing Agents. The Plans remain in effect from year to year thereafter as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose.


         In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time by the vote of a majority of the Independent Directors or by a vote of a majority of the Fund's outstanding Shares (as defined under `Capital Stock').

         During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to ICC Distributors pursuant to the Distribution Agreement and to broker-dealers pursuant to any Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.


         Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under the Plans. Payments under the Plans are made as described above regardless of ICC Distributors' actual cost of providing distribution services and may be used to pay ICC Distributors' overhead expenses. If the cost of providing distribution services to the Class A Shares is less than 0.25% of the Class A Shares' average daily net assets for any period or if the cost of providing distribution services to the Class B Shares and the Class C Shares is less than 0.75% of the classes' respective average daily net assets for any period, the unexpended portion of the distribution fees may be retained by ICC Distributors. The Plans do not provide for any charges to the Fund for excess amounts expended by ICC Distributors and] If a Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to ICC Distributors pursuant to such Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to that class. In return for payments received pursuant to the Plans for the Class A Shares and the Class B Shares for the last three fiscal years, the Fund's distributor paid the distribution related expenses of the related classes including one or more of the following: printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.


         The Fund's distributor received commissions on the sale of the Class A Shares and contingent deferred sales charges on the Class B and Class C Shares and from such commissions and sales charges retained the following amounts:


                                                    Fiscal Year Ended March 31,
                                                    --------------------------

                                        2001                           2000
                        1999
                                        ----                           ----
                        ----

Class                         Received          Retained     Received
Retained      Received         Retained
-----                         --------          --------     --------
--------      --------         --------
                              $308,456          $0           $1,100,345       $0
           $1,159,313       $0
Class A
Commissions
Class B Contingent            $416,039          $0           $1,183,806       $0
           $1,607,852       $0
Deferred Sales
Charge
Class C Contingent            $  5,371          $0           $  206,990       $0
           $  159,062       $0
Deferred Sales
Charge





         The Fund will pay all costs associated with its organization and registration under the 1933 Act and the 1940 Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Independent Directors, and of independent certified public accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICCC, ABIM or ICC Distributors.


         The address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

BROKERAGE

         ABIM is responsible for decisions to buy and sell securities for the Fund, for the broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICCC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ABIM and the broker-dealers. ABIM may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates and ICC Distributors.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with affiliates of the Advisors in any transaction in which they act as a principal.

         If affiliates of the Advisors are participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

         ABIM's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, ABIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by ABIM to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ABIM with clients other than the Fund. Similarly, any research services received by ABIM through placement of portfolio transactions of other clients may be of value to ABIM in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ABIM by a broker-dealer. ABIM is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ABIM's research and analysis. Therefore, it may tend to benefit the Fund by improving ABIM's investment advice. Generally, the Advisor will not pay commissions or other remuneration on the over-the-counter transactions, but there may be instances where it is appropriate to do so. With the introduction of decimal pricing, the bid and ask spreads are narrowing, and market makers who also sell research services may include commissions as compensation for research services, as they customarily do for listed trades. ABIM's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ABIM's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ABIM is also authorized to pay broker-dealers (other than affiliates of the Advisors) higher commissions than another broker might have charged on brokerage transactions for the Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of Shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through affiliates of the Advisors. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which requires that the commissions paid to affiliates of the Advisors must be `reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.' Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICCC and ABIM to furnish reports and to maintain records in connection with such reviews.

         ABIM manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ABIM. ABIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         During the fiscal years ended March 31, 2001, March 31, 2000, and March 31, 1999, ABIM directed no transactions to broker-dealers and paid no related commissions because of research services provided to the Fund.





         The Fund is required to identify any securities of its `regular brokers or dealers' (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 2001, the Fund held a 5.24% repurchase agreement issued by Goldman Sachs & Co. valued at $321,000. Goldman Sachs & Co. is a `regular broker or dealer' of the Fund.


CAPITAL STOCK

         Under the Fund's Articles of Incorporation, the Fund authorized Shares of capital stock, with a par value $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

         The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time. The Fund currently has one Series and the Board has designated four classes of
Shares: Flag Investors Value Builder Fund Class A Shares, Flag Investors Value Builder Fund Class B Shares, Flag Investors Value Builder Fund Class C Shares and Flag Investors Value Builder Fund Institutional Class. The Flag Investors Value Builder Fund Institutional Class is offered only to certain eligible institutions, to certain qualified retirement plans and to investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the Deutsche Asset Management family of funds on behalf of their clients. In the event separate series or classes are established, all Shares of the Fund, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. Each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Fund (other than 12b-1 and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information the term `majority of the outstanding Shares' means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

         Bankers Trust Company (`Bankers Trust'), an affiliate of ICCC, 130 Liberty Street, New York, New York 10006, has been retained to act as custodian of the Fund's investments. Bankers

Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended March 31, 2001, Bankers Trust was paid $107,806 as compensation for providing custody services to the Fund. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICCC up to $17.41 per account per year, plus reimbursement for out-of-pocket expenses. For the fiscal year ended March 31, 2001 such fees totaled $503,720.


     ICCC also provides certain accounting services to the Fund under a Master Services Agreement between the Fund and ICCC. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.


Average Daily Net Assets                             Incremental Fee
--------------------------------------------------------------------

           0 - $   10,000,000                        $13,000 (fixed fee)
$ 10,000,000 - $   20,000,000                          0.100%
$ 20,000,000 - $   30,000,000                          0.080%
$ 30,000,000 - $   40,000,000                          0.060%
$ 40,000,000 - $   50,000,000                          0.050%
$ 50,000,000 - $   60,000,000                          0.040%
$ 60,000,000 - $   70,000,000                          0.030%
$ 70,000,000 - $  100,000,000                          0.020%
$100,000,000 - $  500,000,000                          0.015%
$500,000,000 - $1,000,000,000                          0.005%
over $1,000,000,000                                    0.001%






     For the fiscal year ended March 31, 2001, ICCC received accounting fees of $134,983.


     In addition, the Fund will reimburse ICCC for certain out of pocket expenses incurred in connection with ICCC's performance of its services under the Master Services Agreement including express delivery service, independent pricing and storage.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, are independent accountants to the Fund.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

PERFORMANCE INFORMATION

         For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return rather than in terms of yield. The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

P(1 + T)n = ERV

Where:  P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years (1, 5 or 10)

      ERV = ending redeemable value at the end of the 1-, 5-, or 10-year periods
         (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Fund's registration statement (or the later commencement of operations of the series or class).


         Calculated according to SEC rules, the ending redeemable value and average annual total return of a hypothetical $1,000 investment for the periods ended March 31, 2001 were as follows:


                              One Year Period                   Five Year Period
                              ---------------                   ----------------
                            Ended March 31, 2001              Ended March 31,
2001                  Since Inception*
                            --------------------
--------------------                  ----------------


                                          Average
Average                           Average
                                          -------
-------                           -------
Class                     Ending           Annual           Ending
Annual Total          Ending      Annual Total
                          ------           ------           ------
------------          ------      ------------
                        Redeemable      Total Return      Redeemable
Return           Redeemable       Return
                        ----------      ------------      ----------
------           ----------       ------
                          Value                             Value
                Value
                          -----                             -----
                -----
Class A                   $  986           -1.38%           $1,822
12.76%            $30,456         13.51%
6/15/92*

Class B                   $  984           -1.46%           $1,836
12.93%            $25,588         16.26%
1/3/95*

Class C                   $1,026            2.63%              N/A
N/A             $11,594          5.09%
4/8/98*

Institutional             $1,046            4.60%           $1,952
14.32%            $21,223         14.92%
11/2/95*

------------
* Inception Date

         The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc. or CDA Investment Technologies Inc., or with the performance of the Lehman Brothers Government/Corporate Bond Index, the Consumer Price Index, the return on 91-day U.S. Treasury bills, the Standard and Poor's 500 Stock Index or the Dow Industrial Average, the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.


         The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. The Fund's portfolio turnover rate in fiscal year 2001 was 8% and in fiscal year 2000 was 26%.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To Fund management's knowledge, the following persons held beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of July 10, 2001:





                                                    Owned of      Beneficially
                                                    --------      ------------
               Name and Address                      Record          Owned
  Percentage of Ownership
               ----------------                      ------          -----
  -----------------------
Bankers Trust Corp & Affil 401K Savings Plan                           X
  8.20% of Class A Shares
The Partnershare Plan of Bankers Trust NY Corp
& Affil
100 Plaza One
Jersey City, NJ 07311

Deutsche Banc Alex. Brown Inc.                                         X
  5.77% of Class C Shares
FBO 210-20729-11
PO Box 1346
Baltimore, MD 21203-1346

Mercantile Safe Dep & Trust Co Cust                                       X
       7.30% of Institutional Class
FBO Calvert School Pension Plan
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, MD 21090

Mercantile Safe Dep & Tr Co Cust                                          X
       7.79% of Institutional Class
FBO Calvert School
AB Flag Value A/C #1166032
766 Hammonds Ferry Road
Linthicum, MD 21090-1317

Deutsche Banc Alex. Brown Inc.                                            X
       8.96% of Institutional Class
FBO 650-10788-17
P.O. Box 1346
Baltimore, MD 21203-1346

Banc of America Securities LLC                          X
       6.81% of Institutional Class
116-00036-10
CA5-801-07-13
600 Montgomery Street
San Francisco, CA 94111-2702

Deutsche Banc Alex. Brown Inc.                                            X
      12.45% of Institutional Class
FBO 201-02536-11
P.O. Box 1346
Baltimore, MD 21203-1346

State of Maryland                                                         X
      11.48% of Institutional Class
Savings and Investment Plan
C/O IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029



         As of July 10, 2001, Directors and officers as a group beneficially owned an aggregate of less than 1% of the Fund's total outstanding shares.


FINANCIAL STATEMENTS

         The financial statements for the Fund for the fiscal year ended March 31, 2001 are incorporated herein by reference to the Fund's Annual Report, which has been filed with the SEC, dated March 31, 2001.


APPENDIX A

BOND AND COMMERCIAL PAPER RATINGS

Standard & Poor's Commercial Paper Ratings

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with 'extremely strong' safety characteristics. Those rated A-1 reflect a 'strong' degree of safety regarding timely payment.


Moody's Commercial Paper Ratings

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

CORPORATE BOND RATINGS

Standard & Poor's Bond Ratings

AAA The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Very strong capacity to pay interest and repay principal and, in the majority of instances, differs from the highest rated issues only in small degree. Also qualify as high quality debt obligations.

A Strong capacity to pay interest and repay principal although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Regarded as having an adequate capacity to pay interest and repay principal. While normally exhibiting adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


BB, B, CCC, and CC and C Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D In default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Bond Ratings

Aaa Judged to be of the best quality. Carries the smallest degree of investment risk and generally referred to as `gilt edged.' Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa Judged to be of high quality by all standards. Together with the Aaa group comprise what are generally known as `high-grade' bonds. Rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.


A Possess many favorable investment attributes and considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa Considered as medium-grade obligations (i.e., neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba Judged to have speculative elements; future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.


B Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa Of poor standing. May be in default or there may be present elements of danger with respect to principal or interest.


Ca Speculative in a high degree. Often in default or have other marked shortcomings.


C The lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of that generic rating category.

PART C.           OTHER INFORMATION

Item 23.       Exhibits

(a)(1) Articles of Incorporation and Certificate of Correction incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(2) Amended Articles of Incorporation dated May 1, 1992 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(3) Articles Supplementary dated December 27, 1993 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(4) Articles Supplementary dated November 18, 1994 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(5) Articles Supplementary dated October 6, 1995 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000687) on July 29, 1996.

(6) Articles Supplementary dated June 17, 1997 incorporated by reference to Exhibit (1)(f)to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001357) on July 29, 1997.

(7) Articles Supplementary, as filed with the Maryland State Department of Taxation and Assessments on January 20, 1998 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001585) on July 29, 1998.

(8) Articles of Amendment dated November 24, 1998, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(9) Articles Supplementary as filed with the Maryland State Department of Taxation and Assessments on September 28, 1999 incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR on July 27, 2000.

(b) By-Laws, as amended through July 28, 1999, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR on July 27, 2000.

(c)(1) Instruments Defining Rights of Security Holders incorporated by reference to Exhibit 1 (Articles of Incorporation) as amended to date, filed as part of Post-Effective Amendments Nos. 5 and 7 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279) filed with the Securities and Exchange Commission via EDGAR (Accession Nos. 950116-95-000312 and 950116-96-000687) on

July 26, 1995 and July 29, 1996, respectively, and Exhibit 2 (By-Laws) as amended to date, filed as part of Post-Effective Amendment No. 8 to such Registration Statement filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001357) on July 29, 1997.

(d)(1) Investment Advisory Agreement dated June 4, 1999 between Registrant and Investment Company Capital Corp., incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via Edgar on July 27, 2000.

(2) Sub-Advisory Agreement dated June 4, 1999, among Registrant, Investment Company Capital Corp. and Alex. Brown Investment Management, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via Edgar on July 27, 2000.

(3) Amendment dated September 1, 2000, to the Sub-Advisory Agreement dated June 4, 1999, filed herewith.

(e)(1) Distribution Agreement dated August 31, 1997 between Registrant and ICC Distributors, Inc. incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000571) on March 10, 1998.

(f)       None.

(g) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001585) on July 29, 1998.

(h) Master Services Agreement (including Accounting and Transfer Agency Services Appendices) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000687) on July 29, 1996.

(i)       Opinion of Counsel, filed herewith.

(j)       Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)       None.

(l) Subscription Agreement re: initial $100,000 capital incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(m)(1) Distribution Plan (Flag Investors Class A Shares) incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(2) Distribution Plan (Flag Investors Class B Shares) incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000312) on July 26, 1995.

(3) Amended Distribution Plan (Flag Investors Class A Shares) incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000571) on March 10, 1998.

(4) Amended Distribution Plan (Flag Investors Class B Shares) incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000571) on March 10, 1998.

(5) Distribution Plan (Flag Investors Class C Shares) incorporated by reference to Exhibit (15)(g) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001585) on July 29, 1998.

(n)(1)    Registrant's Rule 18f-3 Plan incorporated by reference to Exhibit
(18)(a) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001357) on July 29, 1997.

(2) Registrant's Amended Rule 18f-3 Plan incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000571) on March 10, 1998.

(3)       Registrant's Amended Rule 18f-3 Plan, filed herewith.

(p)(1)    Flag Investors Funds Consolidated Code of Ethics, filed herewith.

(2)       Deutsche Asset Management Code of Ethics, filed herewith.

(3) Alex. Brown Investment Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR on July 27, 2000.

(q)(1) Powers of Attorney for Richard T. Hale and Carl W. Vogt, filed herewith.

(2) Powers of Attorney for Richard R. Burt, Joseph R. Hardiman, Louis E. Levy, Eugene J. McDonald, Truman T. Semans, Rebecca W. Rimel, Robert H. Wadsworth and Charles A. Rizzo incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A ( Registration No. 33-46279), filed with the Securities and Exchange Commission via EDGAR on July 27, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Fund. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of the person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

Item 25.  Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Fund is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Advisor

Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, and no partner of Alex. Brown Investment Management, the Registrant's sub-advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.  Principal Underwriters

(a) State the name of each investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor or investment advisor.

ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., the Deutsche Asset Management Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Deutsche Asset Management Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Deutsche Investors Funds, Inc. (formerly known as Flag Investors Funds, Inc., and prior thereto as Deutsche Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known as Flag Investors Portfolios Trust, and prior thereto as Deutsche Portfolios), Morgan Grenfell Investment Trust, Glenmede Fund, Inc. and Glenmede Portfolios.

Provide the information required by the following table for each director, officer or partner of each principal underwriter named in the response to Item 20.

Name and Principal Business            Position and Offices with Principal
Position and Offices with Registrant
Address*                               Underwriter
--------------------------------------------------------------------------------
-------------------------------------
John Y. Keffer                         President
None
Ronald H. Hirsch                       Treasurer
None
Nanette K. Chern                       Chief Compliance Officer
None
David I. Goldstein                     Secretary
None
Benjamin L. Niles                      Vice President
None
Frederick Skillin                      Assistant Treasurer
None
Marc D. Keffer                         Assistant Secretary
None

---------------------
*Two Portland Square
 Portland, Maine 04101

(c) Not applicable.

Item 28.  Location of Accounts and Records

State the names and address of each person maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.


Investment Company Capital Corp. (`ICCC'), Registrant's investment advisor, transfer agent, dividend disbursing agent and accounting services provider, One South Street, Baltimore, Maryland 21202, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's sub-advisor Alex. Brown Investment Management (`ABIM'), One South Street, Baltimore, MD 21202, by Registrant's Distributor, ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101, or by the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, NY 10006.


In particular, with respect to the records required by Rule 31a-1(b)(1), ICCC and ABIM each maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, and, in the case of ICCC, sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers is such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

Item 29.  Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B disclosing the parties to the contract and the total amount paid and by whom for the Fund's last three fiscal years.

See Exhibit (g).

Item 30.  Undertakings

Not Applicable.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Baltimore, and State of Maryland, on the 30/th/ day of July, 2001.



                           FLAG INVESTORS VALUE BUILDER FUND, INC.

                                          By: /s/ Richard T. Hale*

                                              -------------------
                                                   Richard T. Hale
                                                   Director and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:


*/s/ Truman T. Semans                   Chairman and Director
July 30, 2001
 --------------------
--------------
 Truman T. Semans
Date

*/s/ Richard T. Hale                    Director and President
July 30, 2001
 -------------------
-------------
 Richard T. Hale
Date

*/s/ Richard R. Burt                    Director
July 30, 2001
 ------------------
-------------
 Richard R. Burt
Date

*/s/ Joseph R. Hardiman                 Director
July 30, 2001
 ----------------------
-------------
 Joseph R. Hardiman
Date

*/s/ Louis E. Levy                      Director
July 30, 2001
 -----------------
-------------
 Louis E. Levy
Date

*/s/ Eugene J. McDonald                 Director
July 30, 2001
 ----------------------
-------------
 Eugene J. McDonald
Date

*/s/ Carl W. Vogt                       Director
July 30, 2001
 ----------------
-------------
 Carl W. Vogt
Date

*/s/ Robert H. Wadsworth                Director
July 30, 2001
 -----------------------
-------------
 Robert H. Wadsworth
Date

*/s/ Charles A. Rizzo                   Chief Financial and Accounting
July 30, 2001
 --------------------
-------------
 Charles A. Rizzo                       Officer
Date

*By: /s/ Daniel O. Hirsch
July 30, 2001
     --------------------
-------------
     Daniel O. Hirsch
Date
     Attorney-In-Fact

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Series Funds, Inc., Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Series Funds, Inc., Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.